Accrued payroll and other liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued payroll and other liabilities
Accrued payroll and other liabilities

Accrued payroll and other liabilities consist of the following at year end:

	2018	2017
Current:
Accrued payroll	$77,286	$97,995
Accrued expenses	10,330	13,574
Other liabilities	6,550	7,519
	$94,166	$119,088
Non-current:
Deferred rent	16,404	15,198
Deferred revenues - Initial franchise fee	5,827	—
Other liabilities	13,091	14,168
	$35,322	$29,366